                        SUPPLEMENT DATED AUGUST 21, 2003
                                       TO
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                     MORGAN STANLEY INSTITUTIONAL FUND TRUST
                                  (the "Fund" )

     Effective July 31, 2003, the shareholders of the Fund approved the election of Messrs. Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Wayne E. Hedien, James F. Higgins, Philip J. Purcell and Dr. Manuel H. Johnson to serve as Trustees on the Board of the Fund, thereby consolidating the existing Board of the Fund with the Boards of Trustees of the open-end and closed-end registered investment companies managed by Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. In addition, the Board of Trustees of the Fund approved modifications to Trustee compensation also effective July 31, 2003. The disclosure in the sections of the Fund's Statement of Additional Information referenced below is hereby modified to reflect the foregoing:

MANAGEMENT OF THE FUND

     The section of the Statement of Additional Information entitled Management Of The Fund is hereby amended as follows:

     Officers and Trustees. The Board of the Fund consists of ten Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by Morgan Stanley Investment Management Inc., the Adviser, and Morgan Stanley AIP GP LP (the "Institutional Funds") and all of the funds advised by Morgan Stanley Investment Advisors Inc. (the "Retail Funds"). Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Trustees are the non "Interested Persons" of the Fund as defined under Section 2(a)(19) of the 1940 Act (the "Independent Trustees"). The other three Trustees (the "Management Trustees") are affiliated with the Adviser.

     The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of July 31, 2003) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment advisor that is an affiliated person of the Adviser (including but not limited to Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.).

-------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  Portfolios in
                            Position(s)                Principal                  Fund Complex     Other
Name, Age and Address of    Held with    Length of     Occupation(s)              Overseen by      Directorships
Independent Trustee         Registrant   Time Served*  During Past 5 Years**      Trustee          Held by Trustee
-----------------------------------------------------------------------------------------------------------------
Michael Bozic (62)          Trustee      Since July    Retired; Director or       216              Director of
c/o Mayer, Brown, Rowe &                 2003          Trustee of the                              Weirton Steel
Maw LLP                                                Retail Funds and                            Corporation.
Counsel to the                                         TCW/DW Term Trust
Independent Trustees                                   2003 (since April
1675 Broadway                                          1994) and the
New York, NY                                           Institutional Funds
                                                       (since July 2003);
                                                       formerly Vice Chairman of
                                                       Kmart Corporation
                                                       (December 1998-October
                                                       2000), Chairman and Chief
                                                       Executive Officer of
                                                       Levitz Furniture
                                                       Corporation (November
                                                       1995-November 1998) and
                                                       President and Chief
                                                       Executive Officer of
                                                       Hills Department Stores
                                                       (May 1991-July 1995);
                                                       formerly variously
                                                       Chairman, Chief Executive
                                                       Officer, President and
                                                       Chief Operating Officer
                                                       (1987-1991) of the Sears
                                                       Merchandise Group of
                                                       Sears, Roebuck & Co.

----------------------------------------------------------------------------------------------------------------------
Edwin J. Garn (70)          Trustee      Since July    Director or Trustee        216              Director of
c/o Summit Ventures LLC                  2003          of the Retail Funds                         Franklin Covey
1 Utah Center                                          and TCW/DW Term                             (time management
201 S. Main Street                                     Trust 2003 (since                           systems), BMW
Salt Lake City, UT                                     January 1993) and                           Bank of North
                                                       the Institutional                           America, Inc.
                                                       Funds (since July                           (industrial loan
                                                       2003); member of the                        corporation),
                                                       Utah Regional Advisory                      United Space
                                                       Board of Pacific Corp;                      Alliance (joint
                                                       formerly United States                      venture between
                                                       Senator (R- Utah)                           Lockheed Martin
                                                       (1974-1992) and                             and the Boeing
                                                       Chairman, Senate                            Company) and
                                                       Banking Committee                           Nuskin Asia
                                                       (1980-1986),  Mayor                         Pacific
                                                       of Salt Lake City,                          (multilevel
                                                       Utah (1971-1974),
                                                       Astronaut, Space

----------------

* This is the earliest date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

-------------------------------------------------------------------------------------------------------------------
                                                       Shuttle Discovery                        marketing);
                                                       (April 12-19, 1985),                     member of the
                                                       and Vice Chairman,                       board of various
                                                       Huntsman Corporation                     civic and
                                                       (chemical company).                      charitable
                                                                                                organizations.

-------------------------------------------------------------------------------------------------------------------
Wayne E. Hedien (69)        Trustee      Since July    Retired; Director or     216             Director of The
c/o Mayer, Brown, Rowe &                 2003          Trustee of the                           PMI Group Inc.
Maw LLP                                                Retail Funds and                         (private mortgage
Counsel to the                                         TCW/DW Term Trust                        insurance);
Independent Trustees                                   2003 (since                              Trustee and Vice
1675 Broadway                                          September 1997) and                      Chairman of The
New York, NY                                           the Institutional                        Field Museum of
                                                       Funds (since July                        Natural History;
                                                       2003); formerly                          director of
                                                       associated with the                      various other
                                                       Allstate Companies                       business and
                                                       (March 1993-December                     charitable
                                                       1994), most recently                     organizations.
                                                       as Chairman of The
                                                       Allstate Corporation
                                                       (1993-December 1994)
                                                       and Chairman and
                                                       Chief Executive
                                                       Officer of its
                                                       wholly-owned
                                                       subsidiary, Allstate
                                                       Insurance Company
                                                       (July 1989-December
                                                       1994).

-------------------------------------------------------------------------------------------------------------------
Dr. Manuel H. Johnson (54)  Trustee      Since July    Chairman of the          216             Director of NVR,
c/o Johnson Smick                        2003          Audit Committee and                      Inc. (home
International, Inc.                                    Director or Trustee                      construction);
2099 Pennsylvania Avenue                               of the Retail Funds                      Chairman and
N.W.                                                   and TCW/DW Term                          Trustee of the
Suite 950                                              Trust 2003 (since                        Financial
Washington, D.C.                                       July 1991) and the                       Accounting
                                                       Institutional Funds                      Foundation
                                                       (since July 2003);                       (oversight
                                                       Senior Partner,                          organization of
                                                       Johnson Smick                            the Financial
                                                       International, Inc.,                     Accounting
                                                       a consulting firm;                       Standards Board);
                                                       Co- Chairman and a                       Director of RBS
                                                       founder of the Group                     Greenwich Capital
                                                       of Seven Council                         Holdings
                                                       (G7C), an                                (financial
                                                       international                            holding company).
                                                       economic commission;
                                                       formerly Vice
                                                       Chairman of the
                                                       Board of Governors
                                                       of the Federal
                                                       Reserve System and
                                                       Assistant Secretary
                                                       of the U.S. Treasury.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Joseph J. Kearns (60)       Trustee      Since August  Deputy Chairman of       217             Director of
PMB754                                   1994          the Audit Committee                      Electro Rent
23852 Pacific Coast Highway                            and Director or                          Corporation
Malibu, CA                                             Trustee of the                           (equipment
                                                       Retail Funds and                         leasing), The
                                                       TCW/DW Term Trust                        Ford Family
                                                       2003 (since July                         Foundation, and
                                                       2003) and the                            the UCLA
                                                       Institutional Funds                      Foundation.
                                                       (since August
                                                       1994);  previously
                                                       Chairman of the
                                                       Audit Committee of
                                                       the Institutional
                                                       Funds
                                                       ( October 2001 - July
                                                       2003); President, Kearns
                                                       & Associates LLC
                                                       (investment consulting);
                                                       formerly CFO of the J.
                                                       Paul Getty Trust.

-------------------------------------------------------------------------------------------------------------------
Michael E. Nugent (67)      Trustee      Since July    Chairman of the          216             Director of
c/o Triumph Capital, L.P.                2001          Insurance Committee                      various business
445 Park Avenue                                        and Director or                          organizations.
New York, NY                                           Trustee of the
                                                       Retail Funds and TCW/DW
                                                       Term Trust 2003 (since
                                                       July 1991) and the
                                                       Institutional Funds
                                                       (since July 2001);
                                                       General Partner of
                                                       Triumph Capital, L.P., a
                                                       private investment
                                                       partnership; formerly
                                                       Vice President, Bankers
                                                       Trust Company and BT
                                                       Capital Corporation
                                                       (1984-1988).

-------------------------------------------------------------------------------------------------------------------
Fergus Reid (70)            Trustee      Since June    Director or Trustee      217             Trustee and
85 Charles Colman Blvd.                  1992          of the Retail Funds                      Director of
Pawling, NY                                            and TCW/DW Term                          certain
                                                       Trust 2003 (since                        investment
                                                       July 2003) and the                       companies in the
                                                       Institutional Funds                      JPMorgan Funds
                                                       (since June 1992);                       complex managed
                                                       Chairman of Lumelite                     by JP Morgan
                                                       Plastics Corporation.                    Investment
                                                                                                Management Inc.

-------------------------------------------------------------------------------------------------------------------

     The Trustees who are affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of July 31, 2003) and the other directorships, if any, held by the Trustee, are shown below.

---------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                     Portfolios in     Other
                                                                                     Fund Complex      Directorships
                            Position(s)    Length of                                 Overseen by       Held by
Name, Age and Address of    Held with      Time          Principal Occupation(s)     Management        Management
Management Trustee          Registrant     Served*       During Past 5 Years**       Trustee           Trustee
---------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (70) Chairman of    Since July    Chairman and Director or    216               None
c/o Morgan Stanley Trust    the Board and  2003          Trustee of the Retail
Harborside Financial        Trustee                      Funds and TCW/DW Term
Center,                                                  Trust 2003 (since July
Plaza Two,                                               1991) and the
Jersey City, NJ                                          Institutional Funds (since
                                                         July 2003); formerly Chief
                                                         Executive Officer of the
                                                         Retail Funds and the
                                                         TCW/DW Term Trust 2003
                                                         (until September 2002).

---------------------------------------------------------------------------------------------------------------------
James F. Higgins (55)       Trustee        Since July    Director or Trustee of the  216               Director of
c/o Morgan Stanley Trust                   2003          Retail Funds and TCW/DW                       AXA
Harborside Financial                                     Term Trust 2003 (since                        Financial,
Center,                                                  June 2000) and the                            Inc. and The
Plaza Two,                                               Institutional Funds (since                    Equitable
Jersey City, NJ                                          July 2003); Senior Advisor                    Life
                                                         of Morgan Stanley (since                      Assurance
                                                         August 2000); Director of                     Society of
                                                         Morgan Stanley                                the United
                                                         Distributors Inc. and Dean                    States
                                                         Witter Realty Inc.;                           (financial
                                                         previously President and                      services).
                                                         Chief Operating Officer of
                                                         the Private Client Group
                                                         of Morgan Stanley (May
                                                         1999-August 2000), and
                                                         President and Chief
                                                         Operating Officer of
                                                         Individual Securities of
                                                         Morgan Stanley (February
                                                         1997-May 1999).
---------------------------------------------------------------------------------------------------------------------

-----------------------------

* This is the date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

---------------------------------------------------------------------------------------------------------------------
Philip J. Purcell (59)      Trustee        Since April   Director or Trustee of the    216             Director of
1585 Broadway                              1994          Retail Funds and TCW/DW                       American
New York, NY                                             Term Trust 2003 (since                        Airlines
                                                         April 1994) and the                           Inc. and its
                                                         Institutional Funds (since                    parent
                                                         July 2003); Chairman of                       company, AMR
                                                         the Board of Directors and                    Corporation.
                                                         Chief Executive Officer of
                                                         Morgan Stanley and Morgan
                                                         Stanley DW Inc.; Director
                                                         of Morgan Stanley
                                                         Distributors Inc.;
                                                         Chairman of the Board of
                                                         Directors and Chief
                                                         Executive Officer of Novus
                                                         Credit Services Inc.;
                                                         Director and/or officer of
                                                         various Morgan Stanley
                                                         subsidiaries.

---------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                   Position(s)
Name, Age and Address of           Held with                                    Principal Occupation(s) During
Executive Officer                  Registrant          Length of Time Served    Past 5 Years
-------------------------------------------------------------------------------------------------------------------
                                                                                President and Chief Operating
Mitchell M. Merin (49)             President           Since July 2003          Officer of Morgan Stanley
1221 Avenue of the Americas                                                     Investment Management Inc.;
New York, NY                                                                    President, Director and Chief
                                                                                Executive Officer of Morgan
                                                                                Stanley Investment Advisors,
                                                                                Inc. and Morgan Stanley Services
                                                                                Company Inc.; Chairman, Chief
                                                                                Executive Officer and Director of
                                                                                Morgan Stanley Distributors Inc.;
                                                                                Chairman and Director of Morgan Stanley
                                                                                Trust; Director of various Morgan Stanley
                                                                                subsidiaries;  President of Morgan Stanley
                                                                                Investments LP (since February 2003); President
                                                                                of the Institutional Funds (since July 2003)
                                                                                and President of the Retail Funds and
                                                                                TCW/DW Term Trust 2003 (since May 1999);
                                                                                Trustee (since July 2003) President (since
                                                                                December 2002) of the Van Kampen Closed-End
                                                                                Funds; Trustee
                                                                                (since May 1999) and President (since
                                                                                October 2002) of the Van Kampen
                                                                                Open-End Funds.
-------------------------------------------------------------------------------------------------------------------
                                                                                General Counsel (since May 2000)
Barry Fink (48)                    Vice President        Since July 2003        and Managing Director (since
1221 Avenue of the Americas                                                     December 2000) of Morgan Stanley
New York, NY                                                                    Investment Management; Managing
                                                                                Director (since December 2000),
                                                                                Secretary (since February 1997)
                                                                                and Director (since July 1998)
                                                                                of  Morgan Stanley Investment
                                                                                Advisors Inc. and Morgan Stanley
                                                                                Services Company


* This is the earliest date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

-------------------------------------------------------------------------------------------------------------------
                                                                                Inc.; Assistant Secretary of
                                                                                Morgan Stanley DW Inc.; Chief
                                                                                Legal Officer of Morgan Stanley
                                                                                Investments LP (since July 2002);
                                                                                Vice President and General Counsel
                                                                                of the Retail Funds and TCW/DW Term
                                                                                Trust 2003 (since February 1997);
                                                                                Vice President and Secretary of
                                                                                Morgan Stanley Distributors Inc.;
                                                                                previously Secretary of the
                                                                                Retail Funds (February 1997- July
                                                                                2003); previously Vice President
                                                                                and Assistant General Counsel of
                                                                                Morgan Stanley Investment
                                                                                Advisors Inc. and Morgan Stanley
                                                                                Services Company Inc. (February
                                                                                1997- December 2001).
-------------------------------------------------------------------------------------------------------------------
                                                                                Chief Global Operations Officer
Ronald E. Robison (64)             Executive Vice      Since July 2003          and Managing Director of Morgan
1221 Avenue of the Americas        President and                                Stanley Investment Management
New York, NY                       Principal                                    Inc.; Managing Director of Morgan
                                   Executive Officer                            Stanley & Co. Incorporated;
                                                                                Managing Director of Morgan
                                                                                Stanley; Managing Director, Chief
                                                                                Administrative Officer and
                                                                                Director of Morgan Stanley
                                                                                Investment Advisors Inc. and
                                                                                Morgan Stanley Services Company
                                                                                Inc.; Chief Executive Officer and
                                                                                Director of Morgan Stanley Trust;
                                                                                Executive Vice President and
                                                                                Principal Executive Officer of
                                                                                the Retail Funds and TCW/DW Term
                                                                                Trust 2003 (since April 2003);
                                                                                previously President of the
                                                                                Institutional Funds (March 2001 -
                                                                                July 2003) and Director of the
                                                                                Institutional Funds (March 2001 -
                                                                                July 2003).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                Managing Director and Chief
Joseph J. McAlinden (60)           Vice President      Since July 2003          Investment Officer of Morgan
1221 Avenue of the Americas                                                     Stanley Investment Advisors Inc.,
New York, NY                                                                    Morgan Stanley Investment
                                                                                Management Inc. and Morgan
                                                                                Stanley Investments LP; Director
                                                                                of Morgan Stanley Trust, Chief
                                                                                Investment Officer of the Van
                                                                                Kampen Funds; Vice President of
                                                                                the Institutional Funds (since
                                                                                July 2003) and the Retail Funds
                                                                                (since July 1995).
-------------------------------------------------------------------------------------------------------------------
Stefanie V. Chang (36)             Vice President      Since December 1997      Executive Director of Morgan
1221 Avenue of the Americas                                                     Stanley & Co. Incorporated and
New York, NY                                                                    Morgan Stanley Investment
                                                                                Management Inc. and Vice
                                                                                President of the Institutional
                                                                                Funds (since December 1997)
                                                                                and the Retail Funds (since
                                                                                July  2003); formerly practiced
                                                                                law with the New York law firm of
                                                                                Rogers & Wells (now Clifford
                                                                                Chance LLP).

-------------------------------------------------------------------------------------------------------------------
Mary E. Mullin (36)                Secretary           Since June 1999          Vice President of Morgan Stanley
1221 Avenue of the Americas                                                     & Co. Incorporated and Morgan
New York, NY                                                                    Stanley Investment Management
                                                                                Inc.; Secretary of the Institutional
                                                                                Funds (since June 1999) and the
                                                                                Retail Funds (since July 2003);
                                                                                formerly practiced law with the
                                                                                New York law firms of McDermott,
                                                                                Will & Emery and Skadden, Arps,
                                                                                Slate, Meagher & Flom LLP.

-------------------------------------------------------------------------------------------------------------------
James Garrett (34)                 Treasurer and       Treasurer since          Executive Director of Morgan
1221 Avenue of the Americas        Chief Financial     February 2002 and Chief  Stanley & Co. Incorporated and
New York, NY                       Officer             Financial Officer since  Morgan Stanley Investment
                                                       July 2003                Management Inc.; Treasurer and
                                                                                Chief Financial Officer of the
                                                                                Institutional Funds; previously
                                                                                with PriceWaterhouse LLP (now
                                                                                PricewaterhouseCoopers LLP).
-------------------------------------------------------------------------------------------------------------------
Michael Leary (37)                 Assistant Treasurer Since March 2003         Assistant Director and Vice
J.P. Morgan Investor Services Co.                                               President of Fund Administration,
73 Tremont Street                                                               J.P. Morgan Investors Services
Boston, MA                                                                      Co. (formerly Chase Global Funds
                                                                                Services Company); formerly Audit
                                                                                Manager at Ernst & Young, LLP.
-------------------------------------------------------------------------------------------------------------------

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser) for the calendar year ended December 31, 2002 is set forth in the Fund's current Statement of Additional Information referenced above. Messrs. Bozic, Fiumefreddo, Garn, Hedien, Higgins, Purcell and Johnson did not serve as Trustees of the Fund during the calendar year ended December 31, 2002.

     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

     Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees including two Independent Trustees, serve as members of the Insurance Committee, and three Trustees serve as members of the Governance Committee.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee consists of Messrs. Johnson, Bozic, Hedien, Garn, Kearns, Reid and Nugent. Messrs. Johnson, Bozic, Reid, Hedien and Garn were appointed to the Audit Committee on July 31, 2003. The number of Audit Committee meetings held by the Fund during its most recent fiscal year end is set forth in the Fund's current Statement of Additional Information referenced above.

     The Boards of the Institutional Funds have a Governance Committee to (i) monitor and make recommendations on corporate governance matters and board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Reid, Bozic and Garn. The Governance Committee was established on July 31, 2003 and therefore no meetings were held during the Fund's most recent fiscal year end.

     Finally, the Boards of the Institutional Funds have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. The number of meetings held by the Insurance Committee during the Fund's most recent fiscal year end is set forth in the Fund's current Statement of Additional Information referenced above.

     Advantages of Having the Same Individuals as Independent Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on the boards of the Retail Funds and Institutional Funds enhances the ability of each fund to obtain, at modest cost to each, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

     Trustee and Officer Indemnification. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Compensation of Trustees and Officers.

     Effective August 1, 2003, each Independent Trustee will receive an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Trustee will receive $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee will receive an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee will receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee will be paid by the Retail Funds and Institutional Funds, and will be allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios of the Retail Funds and Institutional Funds. Mr. Fiumefreddo receives an annual fee of $360,000 for his service as Chairman of the Boards of the Institutional and Retail Funds and for administrative services provided to each Board.

     Prior to August 1, 2003, the Fund paid each Independent Trustee as described in Management of the Fund-Compensation of Trustees and Officers, as set forth in the Fund's current Statement of Additional Information referenced above. Messrs. Johnson, Bozic, Hedien, Garn, Fiumefreddo, Higgins and Purcell did not serve as Trustees of the Fund during the Fund's most recent fiscal year and therefore did not receive any compensation from the Fund for that period.